Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 16 — SUBSEQUENT EVENTS

Capital Contribution

Pursuant to the A&R Joint Venture Agreement, the Company is expected to contribute additional capital to the AirJoule JV based on a business plan and annual operating budgets to be agreed between us and GE Vernova. In February 2025, the Company contributed an additional $5.0 million in capital contributions to the AirJoule JV.

Committed Equity Facility

On March 25, 2025, the Company entered into a common stock purchase agreement (the “Equity Line Purchase Agreement”) with an accredited investor (the “Equity Line Investor”). Under the terms and subject to the conditions of the Equity Line Purchase Agreement, the Company has the right, but not the obligation, to sell to the Equity Line Investor, over a 36-month period, up to the lesser of (a) $30,000,000 in aggregate gross purchase price of newly issued common stock and (b) the number of shares equal to 19.99% of the number of shares of Class A Common Stock issued and outstanding immediately prior to the execution of the Equity Line Purchase Agreement.